Fair Value Measurement (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Fair Value Measurement [Abstract]
Carrying amount	$ 58,062	$ 56,378	$ 52,876	$ 46,484	$ 46,484
Net income attributable to redeemable non-controlling interests	1,591	928	4,702	2,104	3,671
Adjustments in redeemable non-controlling interests to fair value	596	351	1,985	5,765
Increase in redeemable non-controlling interest as part of acquisitions	1,042		6,662
Redeemable non-controlling interests classification to non-controlling due to change in terms and expiration of put options			(2,183)
Redeemable non-controlling interests classification to non-controlling due to change in terms	(1,187)
Exercise of put option by redeemable non-controlling interests			(142)
Share-based compensation attributable to redeemable non-controlling Interests					52
Change in redeemable non-controlling interests to fair value					4,872
Redeemable non-controlling interests classification to non-controlling Interests due to expiration of put options					(2,440)
Dividend to redeemable non-controlling interests	(677)	(2,088)	(2,404)	(3,236)	(3,928)
Foreign currency translation adjustments	2	(483)	(2,067)	3,969	4,165
Carrying amount	$ 59,429	$ 55,086	$ 59,429	$ 55,086	$ 52,876